Risk Management and Financial Instruments - Financial assets and liabilities are measured fire value (Details) - Level 3 - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities
Liabilities at fair value	$ 26,935,310	$ 25,752,935
Convertible Note Derivative
Disclosure of fair value measurement of liabilities
Liabilities at fair value	26,060,446	25,478,212
Warrant derivative
Disclosure of fair value measurement of liabilities
Liabilities at fair value	$ 874,864	$ 274,723